Income Tax Recovery	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Income Tax Recovery
27.	INCOME TAX RECOVERY
The components of income tax recovery for the year ended December 31, 2025 and the nine month period ended December 31, 2024 are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
Income tax (recovery) expense recognized in net loss:

Current tax recovery	$(209.0)	$(52.7)
Deferred income tax (recovery) expense	(106.8)	6.5

	$(315.8)	$(46.2)

Income taxes in the consolidated statements of net loss for the year ended December 31, 2025 and the nine month period ended December 31, 2024 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

	Year ended December 31, 2025	Nine months ended December 31, 2024

Loss before income taxes	$(1,300.7)	$(213.2)

Income tax recovery based on the applicable tax rate of 25%	$(325.2)	$(53.3)

Add / (deduct):

Non-deductible post-employment benefits payments	3.0	2.6

Non-deductible pension contributions	(0.3)	0.9

Non-deductible accretion of financial obligations	1.0	0.6

Unrealized foreign exchange	5.4	-

Change in unrecognized tax benefits	33.4	-

Adjustment in respect of prior years	(13.5)	0.8

Changes in fair value of IPO Warrant liability	(11.9)	1.0

Changes in fair value of earnout liability	(1.4)	0.6

Changes in fair value of share-based payment liability	(4.8)	1.3

Changes in fair value of derivatives	3.3	-

Other	(4.9)	(0.7)

Income tax recovery	$(315.8)	$(46.2)

The applicable tax rate is the aggregate of the Canadian federal income tax rate of 15.0% and the Canadian provincial income tax rate of 10.0%.
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive loss for the year ended December 31, 2025 are as follows:

	Balance at December 31, 2024	Movements in:			Balance at December 31, 2025
		Net Loss	Foreign Exchange	Other Comprehensive Loss

Accounting reserves	$1.1	$(8.5)	$0.2	$-	$(7.2)

Inventory reserve	(1.1)	7.3	(0.2)	-	6.0

Defined benefit pension - past service costs	13.4	1.4	(0.7)	-	14.1

Other post-employment benefits - past service costs	1.1	(1.5)	-	-	(0.4)

Capital tax loss carryforward	2.3	-	(0.1)	-	2.2

Property, plant and equipment and intangible assets	(147.7)	107.4	5.8	-	(34.5)

Unrealized exchange gain on US dollar debt	(1.4)	1.1	0.1	-	(0.2)

Governmental loans benefit	(35.9)	0.2	1.7	-	(34.0)

Financing expenses	1.0	(0.6)	-	-	0.4

Deferred revenue	52.5	(33.1)	(2.1)	-	17.3

SRED expenditures	(0.1)	0.1	-	-	-

Transaction costs	1.6	(1.6)	(0.1)	-	(0.1)

Share-based payment compensation	3.3	1.6	(0.2)	-	4.7

Corporate minimum tax	-	21.5	(0.2)		21.3

Severance costs	-	11.5	(0.1)		11.4

Other	(1.0)	-	-	-	(1.0)

	$(110.9)	$106.8	$4.1	$-	$-

As of December 31, 2025, the Company reversed a previously recognized deferred tax asset of $31.5 million on the basis that it is not probable that it will be recovered which was recognized as deferred tax expense in the consolidated statements of net loss.
As of December 31, 2025, the Company had deductible temporary differences of $126.2 million for which no deferred tax assets were recognized. As at December 31, 2024, the Company had no deductible temporary differences for which no deferred tax assets were recognized.
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive loss for the nine month period ended December 31, 2024 are as follows:

	Balance at March 31, 2024	Movements in:			Balance at December 31, 2024
		Net Loss	Foreign Exchange	Other Comprehensive Income (Loss)

Accounting reserves	$1.3	$-	$(0.2)	$-	$1.1

Inventory reserve	(1.9)	0.6	0.2	-	(1.1)

Defined benefit pension - past service costs	12.6	-	0.8	-	13.4

Other post-employment benefits - past service costs	1.0	-	0.1	-	1.1

Capital tax loss carryforward	2.1	0.1	0.1	-	2.3

Property, plant and equipment and intangible assets	(140.5)	1.4	(8.6)	-	(147.7)

Unrealized exchange gain on US dollar debt	(0.1)	(1.2)	(0.1)	-	(1.4)

Governmental loans benefit	(28.9)	(4.9)	(2.1)	-	(35.9)

Financing expenses	0.9	0.1	-	-	1.0

Deferred revenue	50.3	(0.9)	3.1	-	52.5

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	2.6	(1.1)	0.1	-	1.6

Unrealized loss on cash flow hedges	1.5	(1.5)	-	-	-

Realized exchanged loss on governmental loans	0.4	(0.4)	-	-	-

Share-based payment compensation	1.8	1.3	0.2	-	3.3

Other	(1.0)	-	-	-	(1.0)

	$(98.0)	$(6.5)	$(6.4)	$-	$(110.9)